Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Hilli LLC Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Balance sheet
Current assets	$ 954,308	$ 1,258,506
Current liabilities	(441,288)	(414,412)
Hilli LLC | VIE debt
Balance sheet
Current assets	62,666	105,738
Non-current assets	1,287,528	1,481,722
Current liabilities	(390,197)	(381,131)
Non-current liabilities	$ (160,715)	$ (240,146)